Consolidated and Combined Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Revenues:
Direct premiums	$ 2,229,467	$ 2,181,074		$ 2,112,781
Ceded premiums	(1,703,075)	(1,450,367)		(610,754)
Net premiums	526,392	730,707		1,502,027
Commissions and fees	412,979	382,940		335,986
Net investment income	108,601	165,111		351,326
Realized investment gains (losses), including other-than-temporary impairment losses	6,440	34,145		(21,970)
Other, net	48,681	48,960		53,032
Total revenues	1,103,093	1,361,863		2,220,401
Benefits and expenses:
Benefits and claims	242,696	317,703		600,273
Amortization of deferred policy acquisition costs	104,034	147,841		352,257
Sales commissions	191,722	180,054		162,756
Insurance expenses	89,192	105,132		179,592
Insurance commissions	38,618	48,182		50,750
Interest expense	27,968	20,872		0
Other operating expenses	164,954	180,610		132,978
Total benefits and expenses	859,184	1,000,394		1,478,606
Income before income taxes	243,909	361,469		741,795
Income taxes	86,718	129,013		259,114
Net income	157,191	232,456		482,681
Earnings per share:
Basic	$ 2.11	$ 3.09	[1]
Diluted	$ 2.08	$ 3.06	[1]
Weighted-average shares used in computing earnings per share:
Basic	72,283	72,099	[1]
Diluted	73,107	72,882	[1]
Supplemental disclosures:
Total impairment losses	(2,198)	(12,711)		(74,967)
Impairment losses recognized in other comprehensive income before income taxes	183	553		13,573
Net impairment losses recognized in earnings	(2,015)	(12,158)		(61,394)
Other net realized investment gains	8,455	46,303		39,424
Realized investment gains (losses), including other-than-temporary impairment losses	$ 6,440	$ 34,145		$ (21,970)

[1]	Pro forma basis using weighted-average shares, including the shares issued or issuable upon lapse of restrictions following our April 1, 2010 corporate reorganization as though they had been issued and outstanding on January 1, 2010.